Property and Equipment and Leased assets and lease liabilities - Accumulated Depreciation (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in Property and equipment
Depreciation charges of the year		$ (344,481)	$ (341,433)
Land and Buildings
Reconciliation of changes in Property and equipment
Depreciation charges of the year		(18,722)
Equipment
Reconciliation of changes in Property and equipment
Depreciation charges of the year		(162,560)	(148,455)
Others
Reconciliation of changes in Property and equipment
Depreciation charges of the year		(45,527)	(42,879)
Accumulated depreciation
Reconciliation of changes in Property and equipment
Balance		(341,433)	(332,090)
Reclassification		21,315
Depreciation charges of the year	[1],[2]	(28,835)	(26,817)
Sales and disposals of the year		4,472	17,474
Transfers
Accumulated Depreciation		(344,481)	(341,433)
Accumulated depreciation | Land and Buildings
Reconciliation of changes in Property and equipment
Balance		(150,099)	(142,768)
Reclassification		21,278
Depreciation charges of the year	[1],[2]	(8,613)	(9,193)
Sales and disposals of the year		1,040	1,862
Transfers
Accumulated Depreciation		(136,394)	(150,099)
Accumulated depreciation | Equipment
Reconciliation of changes in Property and equipment
Balance		(148,455)	(148,006)
Reclassification		37
Depreciation charges of the year	[1],[2]	(16,819)	(14,291)
Sales and disposals of the year		2,692	13,842
Transfers		(15)
Accumulated Depreciation		(162,560)	(148,455)
Accumulated depreciation | Others
Reconciliation of changes in Property and equipment
Balance		(42,879)	(41,316)
Reclassification
Depreciation charges of the year	[1],[2]	(3,403)	(3,333)
Sales and disposals of the year		740	1,770
Transfers		15
Accumulated Depreciation		$ (45,527)	$ (42,879)

[1]	It does not include depreciation for the year for Investment Properties, which it registered under the item "Investment Properties" for an amount of Ch$359 million (Ch$368 million in 2018)
[2]	See Note No. 36 about Depreciation, Amortization and Impairment